S000006733 [Member] Investment Strategy - Large Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund will invest primarily in equity securities, of U.S. and non-U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (“ADRs”), equity real estate investment trusts (“REITs”), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies. For purposes of this policy, large capitalization companies are those with market-capitalizations greater than $2 billion. The Fund primarily invests in common stocks that the Sub-Adviser deems to be underpriced relative to long-term earnings and for cash flow potential.
The Sub-Adviser attempts to reduce the Fund’s exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund’s assets in any one company. In selecting securities for purchase or sale by the Fund, the Sub-Adviser selects securities one at a time before considering industry trends. This is called a “bottom-up approach.” The Sub-Adviser uses a fundamental analysis to select securities that it believes are undervalued relative to long-term earnings and cash flow potential. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, the Sub-Adviser currently considers one or more of the following factors when assessing a company’s business prospects: attractive valuation, future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated, and better-than-expected earnings reports. The Sub-Adviser may consider selling a stock for one or more of the following reasons: the stock price is approaching its target, the company’s fundamentals are deteriorating, or alternative investment ideas have been developed.
While the Fund primarily invests in large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. In addition to common stocks, the Fund may invest in other equity securities, including preferred stocks, warrants, rights, and convertible securities. The Fund may also invest up to 25% of its assets in securities of foreign issuers, options for hedging and investment purposes, and REITs. The Fund anticipates investing primarily in equity REITs as opposed to mortgage or other types of REITs, which generally invest in and own properties, such as commercial properties, and generate revenue from these property rents. The Fund may also invest up to 15% of its assets in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Except as provided above and subject to the provisions of the 1940 Act, the Fund is not limited in the percentage of its assets that it may invest in these instruments. Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of this investment restriction. The Fund may invest up to 5% of its assets, as determined at the time of purchase, in any one company.

Strategy Portfolio Concentration [Text]	The Fund will invest primarily in equity securities, of U.S. and non-U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (“ADRs”), equity real estate investment trusts (“REITs”), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equitysecurities of large capitalization companies.